Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss) at beginning of period	$ (161,647)	$ 26,966	$ (314,473)
Current period other comprehensive income (loss) before reclassifications	(125,323)	(158,943)	304,226
Amounts reclassified into earnings	(8,520)	(29,670)	37,213
Accumulated other comprehensive income (loss) at end of period	(295,490)	(161,647)	26,966
Amount of loss expected to be reclassified into earnings	16,500
Change Related to Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss) at beginning of period	(157,449)
Current period other comprehensive income (loss) before reclassifications	(123,015)
Amounts reclassified into earnings	(8,898)
Accumulated other comprehensive income (loss) at end of period	(289,362)	(157,449)
Change Related to Cash Flow Hedge
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss) at beginning of period	(157,449)	33,861	(307,618)
Current period other comprehensive income (loss) before reclassifications		(161,214)	304,684
Amounts reclassified into earnings		(30,096)	36,795
Accumulated other comprehensive income (loss) at end of period		(157,449)	33,861
Change Related to Shipboard Retirement Plan
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss) at beginning of period	(4,198)	(6,895)	(6,855)
Current period other comprehensive income (loss) before reclassifications	(2,308)	2,271	(458)
Amounts reclassified into earnings	378	426	418
Accumulated other comprehensive income (loss) at end of period	$ (6,128)	$ (4,198)	$ (6,895)